Transactions with Related Parties, MPC Capital Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 35,573,513	$ 1,174,376	[1]	$ 0
Transactions with Related Parties [Abstract]
Due from related parties	13,155,509	6,393,625
Accounts receivable trade, net	$ 7,909,514	$ 2,688,116
MPC Container Ships ASA [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	17.14%	13.70%
MPC Container Ships ASA [Member] | MPCC CSI LTD [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	20.12%	16.68%
Percentage of shares acquired	3.44%
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	50.00%	50.00%
MPC Energy Solutions NV [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	20.50%	20.50%
MPC Caribbean Clean Energy Limited [Member]
Transactions with Related Parties [Abstract]
Ownership percentage	22.20%	22.20%
Related Party [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 10,764,653	$ 381,778	[1]	$ 0
Related Party [Member] | Certain Officers of Subsidiary [Member]
Transactions with Related Parties [Abstract]
One-time compensation payable to certain officers of a subsidiary related to a business combination		2,600,000
Related Party [Member] | MPC Container Ships ASA [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 8,017,219	273,785	[1]
Transactions with Related Parties [Abstract]
Ownership percentage	13.70%
Due from related parties	$ 333,063	202,274
Related Party [Member] | Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 900,062	0	[1]
Transactions with Related Parties [Abstract]
Ownership percentage	50.00%
Due from related parties	$ 1,764,465	0
Accounts receivable trade, net	9,506	0
Related Party [Member] | MPC Energy Solutions NV [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 686,920	68,765	[1]
Transactions with Related Parties [Abstract]
Ownership percentage	20.50%
Due from related parties	$ 73,521	777,997
Related Party [Member] | MPC Caribbean Clean Energy Limited [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	948,938	39,228	[1]
Transactions with Related Parties [Abstract]
Due from related parties	48,219	523,304
Related Party [Member] | Other [Member]
Revenues from Services with Related Parties [Abstract]
Revenue from services	$ 211,514	$ 0	[1]

[1]	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.